UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31
Date of reporting period: June 30, 2004

ITEM 1.             REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual

Report

2004

JUNE 30, 2004

♦	STRATEGIC BOND FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

DEAR SHAREHOLDER,

The bond markets pulled back over the last six months amid signs of a strengthening economy, renewed inflationary pressures, and rising interest rates. In general, returns on most sectors of the fixed-income market were flat to slightly negative. (As you know, bond prices typically decline as interest rates rise.) Since January 1, 2004, the yield on the benchmark 30-year Treasury bond jumped from 5.07% to end June at 5.29%, settling back from a peak of 5.56% during May. The Treasury bond’s total return over the entire six months was slightly negative.

As widely anticipated over recent months, the Federal Reserve (“Fed”) at the end of June finally raised its federal funds ratei target to 1.25% from 1.00%, which had been its lowest level in more than 40 years. Although the market fully expected the 25 basis pointii hike in the federal funds rate, the wording of the statement following the meeting still generated some anxiety. The Fed reiterated that it would increase rates “at a pace that is likely to be measured” but added, “the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.”

The U.S. economy’s quarterly pace of growth continued to advance over the period at a rate that significantly exceeded levels in early 2003.iii Even the U.S. labor market, which generated lackluster results throughout 2003, grew significantly over the period.iv Given the combination of strong gross domestic product (“GDP”)v results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy appeared to be firing on all cylinders. However, investors’ reaction to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates.

Concerns about a rising-rate environment exerted pressure on prices of U.S. Treasury bonds, causing their yields to rise sharply, particularly in April. In general, mortgage-backed securities and U.S. Agencies held up slightly better than 10-year U.S. Treasuries on a total return basis over the six-month period.vi Short-term U.S. Treasury bills finished in slightly positive territory, also outperforming U.S. Treasury bonds (whose prices are more sensitive to interest rate movements than shorter-term Treasuries due to the bonds’ longer maturities).

Although the U.S. high-yield bond market took on a more tempered tone this year versus 2003, high-yield bonds outpaced most other sectors of the U.S. fixed-income market during the first six months of 2004. Recent improvements in the U.S. economy, notably, the improving labor market and declining corporate default rates, proved favorable for corporate earnings and the corporate bond credit environment. Therefore, despite the volatility in U.S. Treasury markets, the high-yield market has remained healthy from a fundamental perspective (as high-yield bonds tend to be more sensitive to corporate earnings and creditworthiness than to the direction of interest rates).

Emerging debt markets started 2004 strong, as markets remained generally calm amid a relatively benign stretch in the U.S. Treasury bond markets and hedge funds joined crossover buyers in adding to their emerging markets debt allocations. However, emerging debt markets were disrupted in April and May after U.S. Treasury bonds sold off and yields rose following an extremely strong March U.S. jobs report and comments from the Fed about the economy and inflation concerns in the U.S. During turbulent times in the Treasury markets, investors tend to rotate away from emerging market debt toward more liquid fixed-income instruments. Through all of this, underlying emerging market fundamentals, with rare exception, remained strong, and the markets drew some benefit from higher-than-expected global economic growth.

PERFORMANCE UPDATE1

Within this environment, the fund performed as follows: During the six-month period ended June 30, 2004, Class I shares of the Salomon Brothers Variable Series Funds Inc — Strategic Bond Fund returned –0.10%. The fund’s unmanaged benchmarks, the Citigroup BIG Indexvii returned 0.18% and the Lehman Brothers U.S. Aggregate Indexviii returned 0.15% for the same period. The fund’s Lipper global income variable funds category average returned –1.22%.2

FUND PERFORMANCE

AS OF JUNE 30, 2004

6 Months

Strategic Bond Fund — Class I Shares	–0.10%

Citigroup Broad Investment Grade Bond Index	0.18%

Lehman Bothers U.S. Aggregate Index	0.15%

Lipper Global Income Variable Funds Category Average	–1.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Salomon Brothers Variable Series Funds Inc — Strategic Bond Fund changed its performance benchmark from the Citigroup (formerly SSB) Broad Investment Grade Bond Index to the Lehman Brothers U.S. Aggregate Index. The manager believes that the Lehman Brothers U.S. Aggregate Index is a more widely recognized and utilized benchmark for the multi-sector bond funds similar to the fund.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

[1]	The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 29 funds in the global income variable funds category including the reinvestment of dividends and capital gains, if any.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the fund’s share price. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charges other banks that need overnight loans.
ii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iii	Source: Based upon gross domestic product data from the Bureau of Economic Analysis.
iv	Based upon data from the U.S. Department of Labor.
[v]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
vi	Based upon data from Lehman Brothers based upon the respective returns of Lehman sub indices for each respective class of fixed-income securities. Returns and yields will fluctuate. Past performance is no guarantee of future results.
vii	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
viii	The Lehman Brothers U.S. Aggregate Index is a broad-based index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Schedule of Investments

June 30, 2004 (unaudited)

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS — 31.3%
	U.S. Treasury Notes:
$ 500,000	4.625% due 5/15/06 (a)(b)	$517,871
2,000,000	3.500% due 11/15/06 (b)	2,026,486
5,185,000	4.000% due 2/15/14 (b)	4,943,172
	U.S. Treasury Bonds:
10,000	6.125% due 11/15/27 (b)	10,961
35,000	5.500% due 8/15/28 (b)	35,469
250,000	5.250% due 2/15/29 (b)	245,196
500,000	6.125% due 8/15/29 (b)	550,156
225,000	5.375% due 2/15/31 (a)(b)	226,995
4,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Gold, 5.000%, 30 years (c)(d)	3,861,248
	Federal National Mortgage Association (FNMA):
1,000,000	4.500%, 30 years (c)(d)	935,312
6,500,000	5.000%, 30 years (c)(d)	6,278,597
3,000,000	5.500%, 30 years (c)(d)	2,985,936
6,675,000	6.000%, 30 years (c)(d)	6,814,761
2,000,000	6.500%, 30 years (c)(d)	2,082,500
6,500,000	7.000%, 30 years (c)(d)	6,855,472
22,568	8.000% due 7/1/30	24,545
2,303	7.500% due 8/1/30	2,469
35,536	7.500% due 9/1/30	38,106
6,371	8.000% due 9/1/30	6,929
41,149	7.500% due 11/1/30	44,125
15,436	8.000% due 1/1/31	16,788
50,426	7.500% due 2/1/31	54,074

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost — $38,113,422)	38,557,168

ADJUSTABLE RATE MORTGAGE SECURITIES — 0.4%
450,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 2.500% due 8/25/32 (e) (Cost — $431,136)	452,559

ASSET-BACKED SECURITIES — 2.9%
500,000	Bayview Financial Acquisition Trust, Series 2001-CA, Class M3, 2.550% due 8/25/36 (e)(f)	495,312
140,591	Bear Stearns Asset Backed Securities NIM, Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (f)	141,887
290,000	Countrywide Asset-Backed Certificates, Series 2004-5, Class M4, 2.550% due 6/25/34 (e)	289,819
250,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 2.520% due 9/25/31 (e)	250,954
	First Consumers Master Trust, Class A:
35,580	Series 1999-A, 5.800% due 12/15/05 (f)	35,449
118,269	Series 2001-A, 1.549% due 9/15/08 (e)	108,687
267,770	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	280,933
500,000	Merit Securities Corp., Series 11PA, Class B2, 2.820% due 9/28/32 (e)(f)	479,966
	Metris Master Trust, Class B:
360,000	Series 2001-2, 2.360% due 11/20/09 (e)	332,100
150,000	Series 2001-3, 2.180% due 7/21/08 (e)	150,125
110,000	Series 2001-4A, 2.680% due 8/20/08 (e)	109,180
	Novastar Home Equity Loan:
100,000	Series 2003-4, Class M2, 2.925% due 2/25/34 (e)	102,519
220,000	Series 2004-1, Class M4, 2.275% due 6/25/34 (e)	220,454
250,000	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 2.400% due 4/25/32 (e)	251,522
	Sail Net Interest Margin Notes, Class A:
35,534	Series 2003-3, 7.750% due 4/27/33 (f)	35,902
292,527	Series 2004-4A, 5.000% due 4/27/34 (f)	292,161

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,502,451)	3,576,970

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
$ 199,244	FANNIE MAE-ACES, Series 2000-M1, Class A, 7.408% due 1/17/13 (e)	$203,755
72,610	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	76,230

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $273,969)	279,985

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	141,338
	Commercial Mortgage Pass-Through Certificates:
427,848	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (f)	436,926
250,000	Series 2003-FL9, Class E, 2.239% due 11/15/15 (e)(f)	250,688
6,686,475	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.784% due 5/17/32 (e)(g)	211,143

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost — $1,029,757)	1,040,095

CORPORATE BONDS AND NOTES — 19.2%
Basic Industry — 2.7%
125,000	AK Steel Corp., 7.875% due 2/15/09 (b)	117,500
75,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	86,156
50,000	Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 (b)	32,750
75,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (f)	78,094
100,000	Berry Plastics Corp., 10.750% due 7/15/12	111,500
125,000	Bowater Inc., Notes, 6.500% due 6/15/13	118,221
	Buckeye Technologies Inc., Sr. Sub. Notes:
100,000	9.250% due 9/15/08	98,500
50,000	8.000% due 10/15/10 (b)	46,125
60,000	Compass Minerals Group Inc., 10.000% due 8/15/11	66,900
250,000	Domtar Inc., Notes, 5.375% due 12/1/13	238,155
75,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	86,625
100,000	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (f)	113,250
	Huntsman International LLC:
100,000	9.875% due 3/1/09	108,500
25,000	10.125% due 7/1/09 (b)	25,625
75,000	Imco Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	81,375
100,000	ISP Chemco Inc., Series B, 10.250% due 7/1/11	111,750
75,000	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (f)	77,625
125,000	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	139,062
75,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	84,750
135,000	Millennium America Inc., 9.250% due 6/15/08 (b)	145,800
100,000	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (f)	96,250
125,000	Plastipak Holdings Inc., 10.750% due 9/1/11	135,000
50,000	Pliant Corp., Sr. Secured Notes, 11.125% due 9/1/09	53,750
150,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (b)	128,250
150,000	Resolution Performance Products LLC, Sr. Notes, 9.500% due 4/15/10	155,250
	Rhodia S.A.:
50,000	Sr. Notes, 7.625% due 6/1/10 (b)(f)	45,500
75,000	Sr. Sub. Notes, 8.875% due 6/1/11 (b)(f)	63,750
	Stone Container Corp., Sr. Notes:
50,000	9.750% due 2/1/11	55,250
125,000	8.375% due 7/1/12	131,250
150,000	Tembec Industries Inc., 8.625% due 6/30/09	152,625
100,000	Westlake Chemical Corp., 8.750% due 7/15/11	109,000
250,000	WMC Finance USA, 5.125% due 5/15/13	240,562

		3,334,700

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Consumer Cyclical — 1.0%
$ 50,000	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08 (b)	$50,375
100,000	CSK Auto Inc., 7.000% due 1/15/14 (f)	95,750
150,000	Eye Care Centers of America, 9.125% due 5/1/08	152,250
12,000	Felcor Lodging L.P., 10.000% due 9/15/08	12,720
26,000	HMH Properties Inc., Series B, 7.875% due 8/1/08	26,780
	Host Marriott L.P.:
100,000	Series B, 8.375% due 2/15/06	106,000
50,000	Series I, 9.500% due 1/15/07	54,875
100,000	John Q. Hammons Hotels, L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	109,000
100,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	102,500
	Levi Strauss & Co., Sr. Notes:
95,000	11.625% due 1/15/08 (b)	93,575
55,000	12.250% due 12/15/12	54,450
225,000	Limited Brands, Debentures, 6.950% due 3/1/33	236,396
25,000	MeriStar Hospitality Operating Partnership L.P., 10.500% due 6/15/09 (b)	26,750
75,000	Petco Animal Supplies Inc., Sr. Sub. Notes, 10.750% due 11/1/11	84,375
75,000	Sbarro Inc., 11.000% due 9/15/09 (b)	66,000

		1,271,796

Consumer Non-Cyclical — 2.5%
100,000	aaiPharma Inc., 11.500% due 4/1/10 (b)(e)	84,000
70,930	Ahold Lease USA Inc., Series A-1, 7.820% due 1/2/20 (e)	70,087
50,000	Ameripath Inc., 10.500% due 4/1/13	50,750
44,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	44,660
75,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	75,000
25,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07	20,750
	Caesars Entertainment Inc.:
50,000	Sr. Notes, 7.000% due 4/15/13	50,625
25,000	Sr. Sub. Notes, 8.125% due 5/15/11	26,656
100,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (f)	109,000
100,000	Del Monte Corp., Series B, 9.250% due 5/15/11	109,750
	Doane Pet Care Co.:
50,000	10.750% due 3/1/10	53,000
75,000	Sr. Sub. Notes, 9.750% due 5/15/07 (b)	69,562
75,000	Extendicare Health Services Inc., 9.500% due 7/1/10	83,625
180,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08	179,100
275,000	Humana Inc., Sr. Notes, 6.300% due 8/1/18	272,583
125,000	Icon Health & Fitness, 11.250% due 4/1/12	136,875
100,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	112,000
140,000	Kraft Foods Inc., Notes, 5.625% due 11/1/11	142,633
25,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (f)	25,625
14,722	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	9,790
75,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (f)	72,750
25,000	Rite Aid Corp., 11.250% due 7/1/08 (b)	27,687
200,000	Safeway Inc., Debentures, 7.250% due 2/1/31	211,364
50,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (f)	50,500
125,000	Sybron Dental Specialties Inc., 8.125% due 6/15/12	134,375
81,000	Tempur-Pedic Inc., Sr. Sub. Notes, 10.250% due 8/15/10	91,733
	Tenet Healthcare Corp.:
125,000	Notes, 7.375% due 2/1/13 (b)	113,750
25,000	Sr. Notes, 6.875% due 11/15/31	19,750
125,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (f)	131,250
125,000	United Industries Corp., Series D, 9.875% due 4/1/09	130,625
75,000	Vanguard Health Systems Inc., 9.750% due 8/1/11	81,562

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Consumer Non-Cyclical — 2.5% (continued)
$ 50,000	Venetian Casino Resort LLC, 11.000% due 6/15/10	$58,000
75,000	Vicar Operating Inc., 9.875% due 12/1/09	82,875
100,000	VWR International Inc., Sr. Sub. Notes, 8.000% due 4/15/14 (f)	103,000

		3,035,292

Energy — 1.9%
125,000	BRL Universal Equipment 2001 A L.P., Sr. Secured, 8.875% due 2/15/08	134,531
200,000	Devon Financing Corp., ULC, 6.875% due 9/30/11 (b)	218,044
	Dynegy Holdings Inc.:
25,000	Debentures, 7.125% due 5/15/18	19,625
175,000	Sr. Secured Notes, 9.875% due 7/15/10 (f)	189,000
225,000	El Paso Corp., Sr. Notes, 7.375% due 12/15/12	196,312
	Forest Oil Corp.:
50,000	7.750% due 5/1/14	51,250
50,000	Sr. Notes, 8.000% due 12/15/11	53,875
100,000	Hanover Compressor Co., Sub. Notes, zero coupon due 3/31/07	79,500
125,000	Magnum Hunter Resources Inc., 9.600% due 3/15/12	138,125
300,000	Nexen Inc., Notes, 5.050% due 11/20/13	288,244
300,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	302,315
50,000	Pride International Inc., Sr. Notes, 10.000% due 6/1/09	53,000
100,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	104,750
275,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	259,046
75,000	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11	77,250
	The Williams Cos., Inc., Notes:
75,000	7.625% due 7/15/19	72,562
25,000	7.875% due 9/1/21	24,187
125,000	8.750% due 3/15/32	125,625

		2,387,241

Financials — 3.3%
400,000	Bank of America Corp., Sr. Notes, 4.875% due 9/15/12 (b)	390,394
250,000	Capital One Financial Corp., Notes, 7.250% due 5/1/06 (b)	265,371
350,000	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12	399,750
475,000	General Electric Capital Corp., Notes, 6.000% due 6/15/12	502,055
250,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	256,686
325,000	Household Finance Corp., Notes, 6.750% due 5/15/11	355,652
300,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (e)	285,742
300,000	International Lease Finance Corp., Notes, 4.375% due 11/1/09	295,166
340,000	J.P. Morgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	368,202
290,000	MBNA Corp., Notes, 4.625% due 9/15/08	291,206
350,000	Morgan Stanley, Notes, 6.600% due 4/1/12	377,371
250,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (f)	296,441

		4,084,036

Housing Related — 0.2%
275,000	Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13	288,891

Manufacturing — 1.0%
75,000	Alliant Techsystems Inc., 8.500% due 5/15/11	81,375
125,000	Blount Inc., 13.000% due 8/1/09	134,531
175,000	Dana Corp., Notes, 7.000% due 3/1/29	168,875
125,000	Eagle-Picher Industries Inc., Sr. Notes, 9.750% due 9/1/13	135,000
75,000	Flowserve Corp., 12.250% due 8/15/10 (b)	85,312
125,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	136,170
175,000	L-3 Communications Corp., 7.625% due 6/15/12	185,500
50,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	53,375

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Manufacturing — 1.0% (continued)
$100,000	Terex Corp., Series B, 10.375% due 4/1/11 (b)	$112,000
112,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	126,840

		1,218,978

Media/Cable — 1.7%
	Cablevision Systems Corp., Sr. Notes:
150,000	5.670% due 4/1/09 (b)(e)(f)	154,500
75,000	8.000% due 4/15/12 (f)	74,250
	Charter Communications Holdings LLC:
275,000	9.920% due 4/1/11 (e)	218,625
	Sr. Discount Notes:
100,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (e)	80,750
75,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (e)	48,938
50,000	Zero coupon until 1/15/07, (12.250% thereafter), due 1/15/12 (e)	30,000
75,000	Sr. Notes, 8.250% due 4/1/07 (b)	69,000
225,000	Comcast Cable Communications Holdings Inc., 8.375% due 3/15/13	264,558
	Dex Media West LLC, Series B:
50,000	Sr. Notes, 8.500% due 8/15/10	54,750
50,000	Sr. Sub. Notes, 9.875% due 8/15/13	55,125
125,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	138,906
75,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (b)(e)	40,219
	Insight Midwest L.P., Sr. Notes:
60,000	10.500% due 11/1/10 (b)	65,700
25,000	10.500% due 11/1/10 (f)	27,375
50,000	Interep National Radio Sales Inc., Series B, 10.000% due 7/1/08	41,750
100,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	109,750
75,000	Mediacom Broadband LLC, 11.000% due 7/15/13 (b)	80,250
110,000	Nextmedia Operating Inc., 10.750% due 7/1/11	123,338
100,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (f)	116,500
75,000	Radio One Inc., Series B, 8.875% due 7/1/11	82,219
125,000	Telewest Communications PLC, Sr. Discount Notes, (zero coupon until 2/1/05, 11.375% thereafter), due 2/1/10 (e)	55,625
200,000	Time Warner Inc., 7.625% due 4/15/31	217,073

		2,149,201

Services/Other — 0.6%
	Allied Waste North America, Series B:
100,000	8.875% due 4/1/08	110,000
125,000	9.250% due 9/1/12	140,625
75,000	Brand Services Inc., 12.000% due 10/15/12	85,875
	Mail-Well I Corp.:
100,000	9.625% due 3/15/12	108,000
25,000	Sr. Sub. Notes, 7.875% due 12/1/13 (f)	22,875
125,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	110,625
125,000	Sitel Corp., 9.250% due 3/15/06	123,125

		701,125

Technology — 0.2%
50,000	Amkor Technology Inc., Sr. Sub. Notes, 10.500% due 5/1/09	52,750
225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (b)	174,938
75,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09	78,750

		306,438

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Telecommunications — 1.8%
$ 25,000	ACC Escrow Corp., Sr. Notes, Series B, 10.000% due 8/1/11	$21,688
	Alamosa Delaware Inc.:
6,000	11.000% due 7/31/10	6,570
67,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09 (e)	64,990
	American Tower Corp., Sr. Notes:
90,000	9.375% due 2/1/09 (b)	96,525
25,000	7.500% due 5/1/12 (b)(f)	24,313
40,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	29,400
235,000	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	287,338
125,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (f)	116,563
250,000	Cox Communications Inc., Notes, 7.750% due 11/1/10	283,753
	Crown Castle International Corp., Sr. Notes:
35,000	9.375% due 8/1/11	38,675
50,000	10.750% due 8/1/11 (b)	56,250
50,000	Series B, 7.500% due 12/1/13	50,000
205,000	Nextel Communications Inc., Sr. Notes, 7.375% due 8/1/15	208,075
25,000	Qwest Corp., Debentures, 8.875% due 6/1/31	24,250
	Qwest Services Corp., Notes:
75,000	13.500% due 12/15/10 (f)	87,563
150,000	14.000% due 12/15/14 (f)	179,625
	SBA Communications Corp.:
75,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (e)	55,875
175,000	Sr. Notes, 10.250% due 2/1/09 (b)	180,250
50,000	Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10	51,750
250,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (b)	287,749
25,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	25,875

		2,177,077

Transportation — 0.3%
72,980	Continental Airlines Inc., Pass-Through Certificates, 6.541% due 9/15/08	62,949
275,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	258,950

		321,899

Utilities — 2.0%
	AES Corp., Sr. Notes:
100,000	9.375% due 9/15/10	107,125
25,000	7.750% due 3/1/14	24,156
124,000	Allegheny Energy Supply Statutory Trust 2001, Secured, 10.250% due 11/15/07 (f)	134,230
175,000	Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33	161,894
	Calpine Corp.:
	Sr. Notes:
50,000	7.875% due 4/1/08 (b)	32,750
25,000	7.750% due 4/15/09 (b)	16,000
125,000	Sr. Secured Notes, 8.500% due 7/15/10 (b)(f)	104,063
50,000	Calpine Generating Co., LLC, Secured Notes, 10.250% due 4/1/11 (b)(e)(f)	45,500
300,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	295,026
150,000	Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11	157,125
300,000	Entergy Gulf States Inc., 1st Mortgage, 6.200% due 7/1/33	277,549
150,000	Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31 (h)	113,250
175,000	NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (f)	177,625
275,000	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	289,151
	Reliant Energy Inc., Sr. Secured Notes:
25,000	9.250% due 7/15/10	26,813
125,000	9.500% due 7/15/13	135,313

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Utilities — 2.0% (continued)
$ 375,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	$321,062

		2,418,632

	TOTAL CORPORATE BONDS AND NOTES (Cost — $22,966,589)	23,695,306

SOVEREIGN BONDS — 17.6%
Brazil — 2.3%
	Federative Republic of Brazil:
95,000	10.125% due 5/15/27	84,194
270,000	12.250% due 3/6/30	282,150
100,000	11.000% due 8/17/40	93,775
658,824	DCB, Series L, 2.125% due 4/15/12 (e)	558,353
1,946,799	Series C, 8.000% due 4/15/14	1,784,972

		2,803,444

Bulgaria — 0.3%
	Republic of Bulgaria:
200,000	8.250% due 1/15/15	233,750
182,143	Series A, FLIRB, 2.000% due 7/28/12 (e)	181,915

		415,665

Columbia — 0.4%
	Republic of Columbia:
175,000	10.000% due 1/23/12	181,562
125,000	8.125% due 5/21/24	101,406
125,000	8.375% due 2/15/27	102,500
100,000	10.375% due 1/28/33	97,125

		482,593

Ecuador — 0.4%
525,000	Republic of Ecuador, 12.000% due 11/15/12	467,250

Finland — 0.6%
500,000	Government of Finland, 5.750% due 2/23/11	672,652

France — 2.0%
2,000,000	Government of France, 3.500% due 1/12/08	2,452,982

Germany — 3.9%
	Federal Republic of Germany:
1,900,000	4.250% due 2/15/08	2,388,433
1,800,000	5.250% due 1/4/11	2,360,171

		4,748,604

Malaysia — 0.1%
150,000	Malaysia, 7.500% due 7/15/11	169,980

Mexico — 1.6%
	United Mexican States:
150,000	8.375% due 1/14/11	169,575
200,000	7.500% due 1/14/12	215,700
595,000	5.875% due 1/15/14	571,349
175,000	6.625% due 3/3/15	173,469
750,000	8.300% due 8/15/31	787,500

		1,917,593

Netherlands — 1.8%
1,750,000	Government of Netherlands, 5.000% due 7/15/11	2,257,940

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Panama — 0.5%
	Republic of Panama:
$ 225,000	9.625% due 2/8/11	$249,750
300,000	9.375% due 1/16/23	306,000

		555,750

Peru — 0.2%
	Republic of Peru:
75,000	9.125% due 2/21/12	77,250
100,000	9.875% due 2/6/15	104,500
113,750	PDI, 5.000% due 3/7/17 (e)	97,541

		279,291

Philippines — 0.5%
	Republic of Philippines:
350,000	8.375% due 3/12/09	364,438
225,000	10.625% due 3/16/25	234,000

		598,438

Russia — 1.9%
	Russian Federation:
225,000	8.250% due 3/31/10	242,437
475,000	11.000% due 7/24/18	600,875
1,625,375	5.000% due 3/31/30 (e)	1,487,218

		2,330,530

Supra-National — 0.3%
340,000	Corporacion, Andina de Fomento, 6.875% due 3/15/12	366,160

Turkey — 0.3%
	Republic of Turkey:
195,000	11.500% due 1/23/12	218,887
180,000	11.000% due 1/14/13	196,650

		415,537

Venezuela — 0.5%
	Venezuela Republic:
100,000	9.250% due 9/15/27	84,625
125,000	9.375% due 1/13/34	105,156
249,990	DCB, Series DL, 2.750% due 12/18/07 (e)	237,959
250,000	Series B, 6.750% due 3/31/20	222,500

		650,240

	TOTAL SOVEREIGN BONDS (Cost — $20,804,724)	21,584,649

FOREIGN CORPORATE BOND — 0.1%
Malaysia — 0.1%
100,000	Petronas Capital Ltd., 7.000% due 5/22/12 (f) (Cost — $111,373)	109,230

FOREIGN LOCAL GOVERNMENT BOND — 0.4%
Italy — 0.4%
500,000	Italy, Region of Lombardy, 5.804% due 10/25/32 (Cost — $500,000)	491,425

LOAN PARTICIPATION — 0.3%
Morocco — 0.3%
408,230	Kingdom of Morocco, Tranche A, 2.031% due 1/2/09 (J.P. Morgan Chase & Co., CS First Boston Corp.) (e)(i) (Cost — $384,435)	402,107

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
COMMON STOCK (j) — 0.3%
1,014	Axiohm Transaction Solutions Inc. (k)	$0
2,754	NTL Inc.	158,685
1,982	SpectraSite, Inc.	85,662
21,439	UnitedGlobalCom Inc., Class A Shares (b)	155,647

	TOTAL COMMON STOCK (Cost — $370,971)	399,994

ESCROW SHARES (j)(k) — 0.0%
125,000	Breed Technologies Inc.	0
26,481	Vlasic Foods International Inc.	2,383

	TOTAL ESCROW SHARES (Cost — $0)	2,383

PREFERRED STOCK — 0.1%
130	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13 (b) (Cost — $37,250)	75,449

Warrants/ Rights
WARRANTS AND RIGHTS (j) — 0.0%
40	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring 8/1/08. Each warrant exercisable for 14.095 shares of common stock)	7,620
114,845	Contifinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates)	2,297
1,250	Republic of Venezuela, PAR Rights, expiring 4/15/20 (k)	0
	United Mexican States, Value Recovery Rights:
250,000	Series B, expiring 6/30/04	1,288
250,000	Series C, expiring 6/30/05	5,625
250,000	Series D, expiring 6/30/06	5,625
250,000	Series E, expiring 6/30/07	4,500

	TOTAL WARRANTS AND RIGHTS (Cost — $4,339)	26,955

	SUB-TOTAL INVESTMENTS (Cost — $88,530,416)	90,694,275

Face Amount
SHORT-TERM INVESTMENTS — 26.4%
COMMERCIAL PAPER (a) — 19.5%
$2,425,000	Beethoven Funding Corp., yield 1.250% due 7/15/04	2,423,821
1,210,000	Daimlerchrysler N.A. Holding Corp., yield 1.340% due 7/15/04	1,209,370
1,210,000	Four Winds Funding Corp., yield 1.280% due 7/15/04	1,209,398
980,000	Galleon Capital LLC, yield 1.230% due 7/14/04	979,565
1,210,000	General Motors Acceptance Corp., yield 1.350% due 7/15/04	1,209,365
2,425,000	Giro Multi-Funding Corp., yield 1.240% due 7/14/04	2,423,914
2,425,000	Hannover Funding Co., LLC, yield 1.230% due 7/15/04	2,423,840
2,425,000	Nieuw Amsterdam Receivables, yield 1.220% due 7/15/04	2,423,849
2,425,000	Regency Markets No. 1 LLC, yield 1.240% due 7/14/04	2,423,914
2,434,000	Surrey Funding Corp., yield 1.230% due 7/14/04	2,432,919
2,430,000	Tasman Funding Inc., yield 1.240% due 7/15/04	2,428,828
2,425,000	Victory Receivables Corp., yield 1.250% due 7/15/04	2,423,821

	TOTAL COMMERCIAL PAPER (Cost — $24,012,604)	24,012,604

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
REPURCHASE AGREEMENTS (a) — 6.9%
$ 2,360,000	Bank of America Corp. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $2,360,092; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.750% due 11/12/04 to 6/1/17; Market value — $2,407,200)	$2,360,000
2,360,000	Deutsche Bank AG dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $2,360,092; (Fully collateralized by various U.S. government agency obligations, 0.000% to 12.800% due 3/15/14 to 6/15/34; Market value — $2,407,200)	2,360,000
1,482,000	Merrill Lynch & Co., Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $1,482,058; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.320% due 7/28/04 to 6/30/28; Market value — $1,511,640)	1,482,000
2,360,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $2,360,098; (Fully collateralized by Federal National Mortgage Association Notes and Bonds, 0.000% to 7.250% due 9/15/04 to 11/15/30; Market value — $2,407,200)	2,360,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $8,562,000)	8,562,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $32,574,604)	32,574,604

	TOTAL INVESTMENTS — 100.0% (Cost — $121,105,020*)	$123,268,879

LOANED SECURITIES COLLATERAL
11,018,843	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $11,018,843)	$11,018,843

(a)	Securities with an aggregate market value of $33,319,470 are segregated and/or held as collateral for to-be-announced ("TBA") securities, open forward foreign currency contracts and/or open futures contracts.
(b)	All or a portion of this security is on loan (See Note 9).
(c)	Security acquired under mortgage dollar roll agreement. (See Note 8).
(d)	Security is traded on a TBA basis (See Note 7).
(e)	Rate shown reflects rate in effect at June 30, 2004 on instruments with variable rates or step coupon rates.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)	Interest only security.
(h)	Security is currently in default.
(i)	Participation interest was acquired through the financial institutions indicated parenthetically.
(j)	Non-income producing security.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB    — Debt Conversion Bonds

FLIRB — Front-Loaded Interest Reduction Bonds

PDI     — Past Due Interest

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

ASSETS:
Investments, at value (Cost — $88,530,416)	$90,694,275
Short-term investments, at amortized cost	32,574,604
Loaned securities collateral, at value (Cost — $11,018,843) (Note 9)	11,018,843
Cash	23,942
Dividends and interest receivable	1,195,290

Total Assets	135,506,954

LIABILITIES:
Payable for securities purchased	29,707,806
Payable for loaned securities collateral (Note 9)	11,018,843
Payable for open forward foreign currency contracts (Note 6)	219,611
Management fee payable	58,497
Deferred dollar roll income	47,480
Payable to broker — variation margin	33,875
Administration fee payable	3,900
Accrued expenses	57,177

Total Liabilities	41,147,189

Total Net Assets	$94,359,765

NET ASSETS:
Par value of capital shares	$8,706
Capital paid in excess of par value	89,120,873
Undistributed net investment income	2,172,465
Accumulated net realized gain on investment transactions and futures contracts	1,178,391
Net unrealized appreciation of investments, futures contracts and foreign currencies	1,879,330

Total Net Assets	$94,359,765

Shares Outstanding — Class I	8,705,683

Net Asset Value — Class I	$10.84

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME:
Interest	$2,766,852
Dividends	6,457

Total Investment Income	2,773,309

EXPENSES:
Management fee (Note 2)	365,321
Custody	30,875
Shareholder communications	25,859
Administration fee (Note 2)	24,355
Audit and legal	22,280
Directors’ fees	5,846
Registration fees	497
Transfer agency services	49
Other	3,978

Total Expenses	479,060

Net Investment Income	2,294,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 3, 5 AND 6):
Realized Gain (Loss) From:
Investment transactions	1,314,598
Futures contracts	(124,180)
Foreign currency transactions	285,574

Net Realized Gain	1,475,992

Change in Net Unrealized Appreciation From:
Investments	(3,987,700)
Futures contracts	(13,009)
Foreign currencies	80,263

Decrease in Net Unrealized Appreciation	(3,920,446)

Net Loss on Investments, Futures Contracts and Foreign Currencies	(2,444,454)

Decrease in Net Assets From Operations	$(150,205)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

	2004	2003
OPERATIONS:
Net investment income	$2,294,249	$4,566,030
Net realized gain	1,475,992	3,705,000
Increase (decrease) in net unrealized appreciation	(3,920,446)	3,031,590

Increase (Decrease) in Net Assets From Operations	(150,205)	11,302,620

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,154)	(5,091,453)
Net realized gains	(312,106)	(2,137,863)

Decrease in Net Assets From Distributions to Shareholders	(338,260)	(7,229,316)

FUND SHARE TRANSACTIONS (NOTE 12):
Net proceeds from sale of shares	9,686,654	34,935,317
Net asset value of shares issued for reinvestment of dividends	338,260	7,229,316
Cost of shares reacquired	(12,453,658)	(26,292,777)

Increase (Decrease) in Net Assets From Fund Share Transactions	(2,428,744)	15,871,856

Increase (Decrease) in Net Assets	(2,917,209)	19,945,160
NET ASSETS:
Beginning of period	97,276,974	77,331,814

End of period*	$94,359,765	$97,276,974

* Includes undistributed (overdistributed) net investment income of:	$2,172,465	$(381,204)

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

Salomon Brothers Variable Strategic Bond Fund (“Fund”) is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”); its primary investment objective is to seek a high level of current income and secondarily to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable Small Cap Growth Fund and Salomon Brothers Variable Large Cap Growth Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available will be valued in good faith at fair value by or under the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. Salomon Brothers Asset Management Ltd. (“SBAM Ltd.”), another indirect wholly-owned subsidiary of Citigroup, provides certain advisory services to SBAM for the benefit of the Fund. SBAM Ltd. is compensated by SBAM at no additional expense of the Fund.

Notes to Financial Statements

(unaudited) (continued)

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. As compensation for its services, the Fund pays SBFM a fee calculated at an annual rate of 0.05% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

The Fund has adopted a Rule 12b-1 Distribution Plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets attributable to Class II shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3.  Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

Purchases:
U.S. government agencies and obligations	$9,851,815
Other investment securities	23,952,108

$33,803,923

Sales:
U.S. government agencies and obligations	$5,627,895
Other investment securities	28,450,599

$34,078,494

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,318,327
Gross unrealized depreciation	(1,154,468)

Net unrealized appreciation	$2,163,859

4.  Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.  Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains

Notes to Financial Statements

(unaudited) (continued)

or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund had the following open futures contracts:

Contracts to Buy	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain (Loss)
U.S. Treasury Bond	23	9/04	$2,401,820	$2,446,625	$44,805

Contracts to Sell
U.S. Treasury 5 Year Note	62	9/04	6,673,428	6,738,625	(65,197)
U.S. Treasury 10 Year Note	34	9/04	3,675,435	3,717,156	(41,721)

					(106,918)

					$(62,113)

6.  Forward Foreign Currency Contracts

The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At June 30, 2004, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Euro	8,476,957	$10,315,667	8/25/04	$(219,611)

7.  Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2004, the Fund held TBA securities with a total cost of $29,576,664.

Notes to Financial Statements

(unaudited) (continued)

8.  Mortgage Dollar Roll Transactions

The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. For the six months ended June 30, 2004, the Fund recorded interest income of $514,119 related to such dollar rolls. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

The average monthly balance of mortgage dollar rolls outstanding during the six months ended June 30, 2004 was $29,475,127. At June 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $29,576,361. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at June 30, 2004 included Bear, Stearns & Co. Inc. ($10,452,388).

9.  Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2004, the Fund loaned securities having a market value of $11,644,288. The Fund received cash collateral amounting to $11,018,843 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio. In addition, the Fund received securities collateral amounting to $768,315, which is maintained in a segregated account by the custodian.

Interest earned by the Fund from securities lending for the six months ended June 30, 2004 was $7,281.

10.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2004, the commitment fee allocated to the Fund was $1,905. Since the line of credit was established, there have been no borrowings.

11.  Loan Participations

The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the

Notes to Financial Statements

(unaudited) (continued)

credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At June 30, 2004, the Fund held loan participations with a total cost of $384,435.

12.  Capital Stock

At June 30, 2004, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in Class I shares were as follows:

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Shares sold	882,325	3,173,655
Shares issued on reinvestment of dividends	31,262	664,845
Shares reacquired	(1,144,034)	(2,344,630)

Net Increase (Decrease)	(230,447)	1,493,870

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2004 the Fund had not issued any Class II shares.

13.  Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares
	2004(1)(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.89		$10.39	$10.02	$9.75	$9.66	$10.13

Income (Loss) From Operations:
Net investment income (3)	0.26		0.56	0.51	0.48	0.56	0.60
Net realized and unrealized gain (loss)	(0.27)		0.81	0.37	0.19	0.15	(0.56)

Total Income (Loss) From Operations	(0.01)		1.37	0.88	0.67	0.71	0.04

Less Distributions From:
Net investment income	(0.00	)*	(0.61)	(0.51)	(0.40)	(0.62)	(0.51)
Net realized gains	(0.04)		(0.26)	—	—	—	—
Capital	—		—	—	—	(0.00)*	—

Total Distributions	(0.04)		(0.87)	(0.51)	(0.40)	(0.62)	(0.51)

Net Asset Value, End of Period	$10.84		$10.89	$10.39	$10.02	$9.75	$9.66

Total Return (4)	(0.10	)%‡	13.23%	8.84%	6.91%	7.30%	0.37%
Net Assets, End of Period (000s)	$94,360		$97,277	$77,332	$46,638	$25,179	$16,709
Ratios to Average Net Assets:
Expenses (3)(5)	0.98	%†	1.00%	1.02%	1.09%	1.00%	1.00%
Net investment income	4.71	†	4.96	5.80	5.88	7.39	7.19
Portfolio Turnover Rate	36	%**	72%	54%	74%	74%	120%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	SBAM has waived all or a portion of its management fees for the years ended December 31, 2002, 2001, 2000 and 1999. If such fees were not waived, the per share decreases in net investment income and the actual expense ratios would have been as follows:

	Decreases to Net Investment Income Per Share		Expense Ratios (Including Interest Expense) Without Fee Waivers
2002	$0.00	*	1.03%
2001	0.01		1.21
2000	0.03		1.39
1999	0.06		1.48

(4)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, excluding interest expense, will not exceed 1.00%.
*	Amount represents less than $0.01 per share.
**	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 224%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ALAN J. BLAKE

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer*

JOSEPH T. VOLPE

Controller

ROBERT I. FRENKEL

Secretary and

Chief Legal Officer

*	Chief Compliance Officer as of July 29, 2004.

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable Strategic Bond Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable Strategic Bond Fund.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC’s web site at www.sec.gov.

399 PARK AVENUE • NEW YORK, NEW YORK 10022

04-7039

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.             EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 9, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 9, 2004